Transactions with ADP	9 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Transactions with ADP
Transactions with ADP
Prior to the Distribution, the Company entered into a transition services agreement with ADP to provide for an orderly transition to being an independent company. Among the principal services to be provided by ADP to the Company are operational and administrative infrastructure-related services, such as use of the e-mail domain “adp.com,” facilities sharing, procurement support, tax, human resources administrative services and services related to back office support and software development in ADP's Indian facilities. Among the principal services to be provided by the Company to ADP are operational and administrative infrastructure-related services, such as facilities sharing and human resources administrative services. The agreement will expire and services under it will cease no later than one year following the Distribution date or sooner in the event the Company no longer requires such services.
The Company entered into a data services agreement with ADP prior to the Distribution under which ADP will provide the Company with certain data center sharing services relating to the provision of information technology, platform support, hosting and network services. The term of the agreement will expire two years after the Distribution date.
The Company entered into an intellectual property transfer agreement with ADP prior to the Distribution under which ADP assigned to the Company certain patents, trademarks, copyrights and other intellectual property developed or owned by ADP or certain of its subsidiaries and with respect to which the Company is the primary or exclusive user today or the anticipated primary or exclusive user in the future. The term of the agreement is perpetual after the Distribution date.
The Company also entered into an employee matters agreement with ADP prior to the Distribution pursuant to which certain employee benefit matters will be addressed, such as the treatment of ADP options held by Company employees after the separation and the treatment of benefits for Company management employees who participate in and have accrued benefits under the ADP Supplemental Officers Retirement Plan. The agreement also, to the extent provided therein, delineates the benefit plans and programs in which the Company's employees participate following the Distribution. ADP will remain responsible for the payment of all benefits under the ADP plans.
For the period from the date of Distribution to March 31, 2015, the Company recorded $12.9 million of expense related to the transition services agreement and $6.8 million of expense related to the data services agreement in the accompanying financial statements. As of March 31, 2015, the Company had amounts payable to ADP under the transition services and data services agreements of $8.3 million. There were no similar amounts payable to ADP as of June 30, 2014 as these agreements were entered into in connection with the Distribution.